Components of Income Tax Expense (Benefit) from Continuing Operations by Taxing Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (198)	$ (73)	$ (318)
Deferred	(216)		379
Total income tax expense (benefit)	(414)	(73)	61
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current	(198)	(74)	(131)
Deferred			379
Total income tax expense (benefit)	(198)	(74)	248
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current		1	(187)
Deferred	(216)
Total income tax expense (benefit)	$ (216)	$ 1	$ (187)